Employee Benefit Plans and Similar Obligations - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 30, 2024 $ / shares	Apr. 30, 2024 shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Top of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Percentage contribution to mutual fund retirement plan			10.00%
Bottom of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Percentage contribution to mutual fund retirement plan			3.00%
Plan 2019-2022 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period			3 years
Share-based benefit plan grant date			July 1, 2019
Description of maximum term of options granted for share-based payment arrangement			3 years
Plan 2020-2023 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period			3 years
Share-based benefit plan grant date			July 1, 2020
Description of maximum term of options granted for share-based payment arrangement			3 years
Plan 2021-2024 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period			3 years
Share-based benefit plan grant date			July 1, 2021
Number of share options granted in share-based payment arrangement				50,037
Description of maximum term of options granted for share-based payment arrangement			3 years
Plan 2022-2025 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period			3 years
Number of share options granted in share-based payment arrangement			890	69,176	962,150
Description of maximum term of options granted for share-based payment arrangement			3 years
Plan 2023 - 2026 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period			3 years
Share-based benefit plan grant date			August 1, 2023
Number of share options granted in share-based payment arrangement			48,785	778,756
Description of maximum term of options granted for share-based payment arrangement			3 years
Plan 2024 - 2027 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period			3 years
Share-based benefit plan grant date			August 1, 2024
Description of maximum term of options granted for share-based payment arrangement			3 years
Value Generation Plan [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	The PSARs expire five years after their grant and begin to vest in the third year, subject to the fulfillment of certain conditions, including performance milestones related to the price of the Company’s common shares ranging from a minimum of US$ 30 per common share up to US$ 60 per common share.
Number of share options granted in share-based payment arrangement | shares		4.6	4.6
Description of maximum term of options granted for share-based payment arrangement	The PSARs expire five years after their grant and begin to vest in the third year, subject to the fulfillment of certain conditions, including performance milestones related to the price of the Company’s common shares ranging from a minimum of US$ 30 per common share up to US$ 60 per common share.
Weighted average share price	$ 16.17		$ 28.6
Weighted average remaining contractual life of outstanding share options	3 years
Weighted average exercise price of share options granted in share-based payment arrangement	$ 8.75
Expense from share-based payment transactions | $			$ 33
Value Generation Plan [Member] | Top of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Weighted average share price	60
Value Generation Plan [Member] | Bottom of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Weighted average share price	$ 30
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges | $			4	$ 3	$ 4
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges | $			$ 154	$ 111	$ 122